Summary of Option Transactions (Detail) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Weighted Average Exercise Price
Beginning Balance	$ 2.13	$ 2.33	$ 2.36
Options granted	$ 0.96	$ 1.06	$ 2.47
Options exercised			$ 0.87
Options Forfeited / canceled / expired	$ 1.74	$ 2.72	$ 5.66
Ending Balance	$ 1.97	$ 2.13	$ 2.33
Exercisable at December 31	$ 2.15	$ 2.19	$ 2.04
Ending Balance	$ 1.97	$ 2.13	$ 2.33
No. of Shares
Beginning Balance	9,493	9,780	7,689
Options granted	2,070	1,060	2,565
Options exercised	0	0	(201)
Options Forfeited / canceled / expired	(2,353)	(1,347)	(273)
Ending Balance	9,210	9,493	9,780
Exercisable at December 31	7,584	7,754	7,190
Vested and expected to vest at December 31	9,210	9,493	9,780
Weighted- Average Remaining Contractual Term
Balance at December 31	3 years 10 months 24 days
Exercisable at December 31	2 years 8 months 9 days
Vested and expected to vest at December 31	3 years 10 months 24 days
Aggregate Intrinsic Value
Balance at December 31	$ 890
Exercisable at December 31	882
Vested and expected to vest at December 31	$ 890